Investment Portfolio	as of November 30, 2021 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 98.6%
Australia 9.5%
Australia & New Zealand Banking Group Ltd.	536,665	10,126,212
BHP Group Ltd.	672,896	18,702,331
BlueScope Steel Ltd.	115,934	1,614,124
Commonwealth Bank of Australia	30,992	2,046,082
National Australia Bank Ltd.	405,266	7,822,050
Sonic Healthcare Ltd.	234,835	7,093,179
(Cost $43,350,803)		47,403,978
Belgium 3.2%
Solvay SA	26,252	2,925,360
UCB SA	119,151	13,009,823
(Cost $17,286,944)		15,935,183
Denmark 4.0%
AP Moller - Maersk AS "B"	5,688	17,099,055
Pandora A/S	21,614	2,670,261
(Cost $12,807,227)		19,769,316
Finland 1.7%
Nokia Oyj* (Cost $6,011,733)	1,495,418	8,416,506
France 10.3%
BNP Paribas SA	347,375	21,616,717
Credit Agricole SA	788,650	10,761,736
Engie SA	520,772	7,566,042
Kering SA	3,101	2,407,021
Television Francaise 1	907,372	8,776,542
(Cost $42,435,507)		51,128,058
Germany 7.2%
Bayer AG (Registered)	137,466	6,930,817
Beiersdorf AG	99,455	9,937,602
Deutsche Boerse AG	10,173	1,602,615
Deutsche Post AG (Registered)	194,297	11,481,009
Fresenius SE & Co. KGaA	95,709	3,627,496
HeidelbergCement AG	36,696	2,453,154
(Cost $38,115,180)		36,032,693
Hong Kong 0.9%
Hong Kong & China Gas Co., Ltd. (Cost $4,563,033)	2,976,000	4,438,360
Ireland 0.8%
CRH PLC (Cost $2,712,117)	79,538	3,838,218
Japan 27.5%
Astellas Pharma, Inc.	359,900	5,645,318

Dentsu Group, Inc.	91,700	2,910,619
ITOCHU Corp.	162,500	4,646,372
KDDI Corp.	131,500	3,823,329
Mitsubishi UFJ Financial Group, Inc.	718,900	3,789,950
Murata Manufacturing Co., Ltd.	64,300	4,715,716
NEC Corp.	31,000	1,395,819
Nitto Denko Corp.	55,200	3,825,506
Otsuka Holdings Co., Ltd.	196,600	7,159,340
Sekisui House Ltd.	628,300	12,223,797
Seven & i Holdings Co., Ltd.	66,400	2,651,502
Shin-Etsu Chemical Co., Ltd.	41,823	6,963,708
Sony Group Corp.	51,000	6,206,619
Sumitomo Chemical Co., Ltd.	359,800	1,642,374
Sumitomo Mitsui Financial Group, Inc.	720,326	23,416,385
Takeda Pharmaceutical Co., Ltd.	198,300	5,297,910
Tokyo Electron Ltd.	36,100	18,884,755
Toyota Industries Corp.	268,742	21,871,632
(Cost $130,045,097)		137,070,651
Luxembourg 0.6%
ArcelorMittal SA (Cost $3,384,850)	100,667	2,720,374
Netherlands 5.1%
Koninklijke Ahold Delhaize NV	465,678	15,651,332
Koninklijke KPN NV	2,325,342	6,843,094
PostNL NV	719,520	3,063,627
(Cost $20,715,766)		25,558,053
Spain 2.0%
Banco Bilbao Vizcaya Argentaria SA	558,618	2,975,884
Banco Santander SA	2,211,339	6,893,252
(Cost $9,814,014)		9,869,136
Switzerland 12.3%
Holcim Ltd.	214,031	10,356,515
Logitech International SA (Registered)	93,814	7,468,351
Novartis AG (Registered)	226,261	17,991,892
Roche Holding AG (Genusschein)	65,363	25,601,164
(Cost $64,057,165)		61,417,922
United Kingdom 13.5%
AstraZeneca PLC	14,660	1,616,265
BAE Systems PLC	596,343	4,347,291
Barratt Developments PLC	412,845	3,825,827
British American Tobacco PLC	282,028	9,426,516
Bunzl PLC	147,430	5,613,036
Ferguson PLC	22,844	3,476,467
Imperial Brands PLC	370,177	7,603,141
ITV PLC*	1,580,242	2,318,160
Kingfisher PLC	986,320	4,146,858
Persimmon PLC	340,275	12,364,595
Rio Tinto PLC	133,283	8,209,293
Royal Mail PLC	301,612	2,012,439
Taylor Wimpey PLC	1,016,183	2,135,693
(Cost $62,402,704)		67,095,581
Total Common Stocks (Cost $457,702,140)		490,694,029

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.04% (a) (Cost $4,546,311)	4,546,311	4,546,311

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $462,248,451)	99.5	495,240,340
Other Assets and Liabilities, Net	0.5	2,681,574
Net Assets	100.0	497,921,914
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (a) (b)
2,788,170	—	2,788,170 (c)	—	—	28,168	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund , 0.04% (a)
2,520,239	17,609,477	15,583,405	—	—	195	—	4,546,311	4,546,311
5,308,409	17,609,477	18,371,575	—	—	28,363	—	4,546,311	4,546,311
*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

At November 30, 2021 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Cash Equivalents)
Health Care	93,973,204	19%
Financials	91,050,883	19%
Industrials	73,610,928	15%
Materials	63,250,957	13%
Consumer Discretionary	45,980,671	9%
Consumer Staples	45,270,093	9%
Information Technology	40,881,147	8%
Communication Services	24,671,744	5%
Utilities	12,004,402	3%
Total	490,694,029	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$47,403,978	$—	$47,403,978
Belgium	—	15,935,183	—	15,935,183
Denmark	—	19,769,316	—	19,769,316
Finland	—	8,416,506	—	8,416,506
France	—	51,128,058	—	51,128,058
Germany	—	36,032,693	—	36,032,693
Hong Kong	—	4,438,360	—	4,438,360
Ireland	—	3,838,218	—	3,838,218
Japan	—	137,070,651	—	137,070,651
Luxembourg	—	2,720,374	—	2,720,374
Netherlands	—	25,558,053	—	25,558,053
Spain	—	9,869,136	—	9,869,136
Switzerland	—	61,417,922	—	61,417,922
United Kingdom	—	67,095,581	—	67,095,581
Short-Term Investments	4,546,311	—	—	4,546,311
Total	$4,546,311	$490,694,029	$—	$495,240,340
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCIF-PH1
R-080548-1 (1/23)